Accounts and Transactions with Related Parties - Summary of Accounts and Transactions with Related Parties (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Account receivable	$ 223	$ 318
Account payable	15,464	12,880
Panama air cargo terminal [member]
Disclosure of transactions between related parties [line items]
Account receivable	102	254
Account payable	53	200
Banco general, S. A. [member]
Disclosure of transactions between related parties [line items]
Account receivable	102	12
Account payable	135	0
Petroleos delta, S. A. [member]
Disclosure of transactions between related parties [line items]
Account receivable	10	19
Account payable	12,150	10,371
Editora del caribe, S. A. [member]
Disclosure of transactions between related parties [line items]
Account receivable	8	32
Lubricantes Delta, S. A. [member]
Disclosure of transactions between related parties [line items]
Account receivable	1	0
ASSA compania de seguros, S. A. [member]
Disclosure of transactions between related parties [line items]
Account receivable	0	1
Account payable	2,224	1,431
Desarrollo inmobiliario del este, S. A. [member]
Disclosure of transactions between related parties [line items]
Account payable	811	650
Galindo, arias and lopez [member]
Disclosure of transactions between related parties [line items]
Account payable	43	31
Motta international, S.A. [member]
Disclosure of transactions between related parties [line items]
Account payable	48	81
Cable onda [member]
Disclosure of transactions between related parties [line items]
Account payable	0	112
Others [member]
Disclosure of transactions between related parties [line items]
Account payable	$ 0	$ 4